AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 20, 2010

File Nos. 333-69386 and 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 13

REGISTRATION STATEMENT

UNDER

THE INVESTMENT

COMPANY ACT OF 1940

AMENDMENT NO. 87

Penn Mutual Variable Annuity Account III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvannia 19044

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of rule 485
☒	On September 28, 2010 pursuant to paragraph (b)(1)(iii) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	On (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 for Penn Mutual Variable Annuity Account III (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 28, 2010, the effectiveness of Post-Effective Amendment No. 12 (“PEA No. 12”), which was filed with the Commission via EDGAR Accession No. 0001193125-10-199545 on August 27, 2010, pursuant to paragraph (b) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 12 by means of this filing, Parts A, B and C of PEA No. 12 are incorporated herein by reference.

PART A—PROSPECTUS

The prospectus for the Inflation Protector Variable Annuity, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 12.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Inflation Protector Variable Annuity is incorporated herein by reference to Part B of PEA No. 12.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Horsham and the Commonwealth of Pennsylvania, on the 20th day of September, 2010.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (Registrant)
By:	THE PENN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Robert E. Chappell
Robert E. Chappell Chairman of the Board of Trustees and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 has been signed below by the following persons, in the capacities indicated, on the 20th day of September, 2010.

Signature	Title

/s/ Robert E. Chappell Robert E. Chappell	Chairman of the Board of Trustees and Chief Executive Officer

/s/ David O’Malley David O’Malley	Executive Vice President and Chief Financial Officer

*EDWARD G. BOEHNE	Trustee

*JOAN P. CARTER	Trustee

*WILLIAM R. COOK	Trustee

*CHARISSE R. LILLIE	Trustee

*ALAN B. MILLER	Trustee

*EDMOND F. NOTEBAERT	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*By:	/s/ Robert E. Chappell
Robert E. Chappell, attorney-in-fact